T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO
May 31, 2020 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

CORPORATE BONDS 91.3%			Tesla
			5.30%, 8/15/25 (1)	132	132
Aerospace & Defense 1.4%					775
Moog
4.25%, 12/15/27 (1)	10	10	Broadcasting 3.7%
TransDigm			Clear Channel Worldwide Holdings
6.25%, 3/15/26 (1)	125	128	5.125%, 8/15/27 (1)	130	130
TransDigm			Clear Channel Worldwide Holdings
7.50%, 3/15/27	36	35	9.25%, 2/15/24	85	78
TransDigm			Diamond Sports Group
8.00%, 12/15/25 (1)	125	135	5.375%, 8/15/26 (1)	30	24
		308	Diamond Sports Group
			6.625%, 8/15/27 (1)	20	12
Airlines 0.7%			iHeartCommunications
			5.25%, 8/15/27 (1)	40	39
Air Canada			iHeartCommunications
7.75%, 4/15/21 (1)	72	71	6.375%, 5/1/26	5	6
Delta Air Lines
7.00%, 5/1/25 (1)	45	46	iHeartCommunications
			8.375%, 5/1/27	194	181
United Airlines Holdings			Lions Gate Capital Holdings
4.875%, 1/15/25	37	26	6.375%, 2/1/24 (1)	30	30
United Airlines Holdings
5.00%, 2/1/24	2	1	MDC Partners
			6.50%, 5/1/24 (1)	100	78
United Airlines Holdings			Nexstar Broadcasting
6.00%, 12/1/20	20	19	5.625%, 8/1/24 (1)	25	25
		163	Nexstar Broadcasting
			5.625%, 7/15/27 (1)	25	26
Automotive 3.4%			Outfront Media Capital
Adient U.S.			5.00%, 8/15/27 (1)	5	5
9.00%, 4/15/25 (1)	25	27	Outfront Media Capital
Dana Financing Luxembourg			6.25%, 6/15/25 (1)	15	15
5.75%, 4/15/25 (1)	5	5	Sirius XM Radio
Ford Motor			4.625%, 7/15/24 (1)	25	26
8.50%, 4/21/23	32	33	Sirius XM Radio
Ford Motor			5.00%, 8/1/27 (1)	20	21
9.00%, 4/22/25	40	42	Sirius XM Radio
Goodyear Tire & Rubber Co.			5.375%, 7/15/26 (1)	20	21
9.50%, 5/31/25	20	21	Terrier Media Buyer
IAA			8.875%, 12/15/27 (1)	35	34
5.50%, 6/15/27 (1)	30	30	Townsquare Media
Navistar International			6.50%, 4/1/23 (1)	75	59
9.50%, 5/1/25 (1)	54	59	Univision Communications
Panther BF Aggregator 2			9.50%, 5/1/25 (1)	30	32
4.375%, 5/15/26 (EUR)	100	107			842
Panther BF Aggregator 2
6.25%, 5/15/26 (1)	5	5	Building & Real Estate 0.8%
Panther BF Aggregator 2
8.50%, 5/15/27 (1)	320	314	Cushman & Wakefield U.S. Borrower
			6.75%, 5/15/28 (1)	60	63

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Howard Hughes			CSC Holdings
5.375%, 3/15/25 (1)	55	52	6.50%, 2/1/29 (1)	200	221
Weekley Homes			CSC Holdings
6.625%, 8/15/25	80	75	7.50%, 4/1/28 (1)	200	221
		190	CSC Holdings
			10.875%, 10/15/25 (1)	200	217
			DISH DBS
Building Products 1.1%			5.875%, 11/15/24	56	55
American Builders & Contractors			DISH DBS
Supply			7.75%, 7/1/26	100	104
5.875%, 5/15/26 (1)	25	26	GCI
American Woodmark			6.625%, 6/15/24 (1)	25	26
4.875%, 3/15/26 (1)	24	23	GCI
New Enterprise Stone & Lime			6.875%, 4/15/25	37	38
6.25%, 3/15/26 (1)	15	14	Netflix
PGT Innovations			3.875%, 11/15/29 (EUR) (1)	100	117
6.75%, 8/1/26 (1)	120	123	Netflix
Summit Materials			5.375%, 11/15/29 (1)	30	33
5.125%, 6/1/25 (1)	15	15	Netflix
Summit Materials			5.875%, 11/15/28	175	199
6.50%, 3/15/27 (1)	48	48	Netflix
		249	6.375%, 5/15/29	90	106
			Radiate Holdco
Cable Operators 15.6%			6.875%, 2/15/23 (1)	95	97
Altice Financing			Videotron
7.50%, 5/15/26 (1)	200	211	5.00%, 7/15/22	10	10
Altice France			Videotron
5.50%, 1/15/28 (1)	285	293	5.125%, 4/15/27 (1)	17	18
Altice France			Virgin Media Secured Finance
8.125%, 2/1/27 (1)	200	222	5.25%, 5/15/29 (GBP)	250	316
Altice France Holding			VTR Finance
6.00%, 2/15/28 (1)	200	195	6.875%, 1/15/24 (1)	200	205
CCO Holdings					3,510
4.50%, 8/15/30 (1)	55	57
CCO Holdings			Chemicals 1.3%
4.50%, 5/1/32 (1)	55	57	Compass Minerals International
CCO Holdings			6.75%, 12/1/27 (1)	55	58
4.75%, 3/1/30 (1)	100	105	CVR Partners
CCO Holdings			9.25%, 6/15/23 (1)	80	75
5.00%, 2/1/28 (1)	195	204	Element Solutions
CCO Holdings			5.875%, 12/1/25 (1)	15	15
5.125%, 5/1/27 (1)	65	68	Kraton Polymers
CCO Holdings			7.00%, 4/15/25 (1)	24	24
5.375%, 6/1/29 (1)	30	32	Neon Holdings
CCO Holdings			10.125%, 4/1/26 (1)	55	53
5.50%, 5/1/26 (1)	65	68	PQ
CCO Holdings			5.75%, 12/15/25 (1)	10	10
5.75%, 2/15/26 (1)	10	10	PQ
CCO Holdings			6.75%, 11/15/22 (1)	12	12
5.875%, 5/1/27 (1)	5	5

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Univar Solutions USA			Trivium Packaging Finance
5.125%, 12/1/27 (1)	40	41	5.50%, 8/15/26 (1)	200	208
		288			757

Conglomerates 0.5%			Energy 8.2%
General Electric, Series D, VR,			Antero Resources
5.00% (2)(3)	160	123	5.125%, 12/1/22	110	79
		123	Archrock Partners
			6.875%, 4/1/27 (1)	40	38
			Berry Petroleum
Consumer Products 0.9%			7.00%, 2/15/26 (1)	35	26
Avon International Operations			Cheniere Corpus Christi Holdings
7.875%, 8/15/22 (1)	25	25	5.125%, 6/30/27	95	103
Edgewell Personal Care			Cheniere Energy Partners
5.50%, 6/1/28 (1)	20	21	4.50%, 10/1/29 (1)	160	157
Energizer Holdings			Cheniere Energy Partners
6.375%, 7/15/26 (1)	35	37	5.625%, 10/1/26	11	11
Energizer Holdings			Citgo Holding
7.75%, 1/15/27 (1)	10	11	9.25%, 8/1/24 (1)	135	130
Mattel			Continental Resources
5.875%, 12/15/27 (1)	15	15	4.50%, 4/15/23	75	70
Prestige Brands			Continental Resources
6.375%, 3/1/24 (1)	37	38	5.00%, 9/15/22	36	34
Tempur Sealy International			CrownRock
5.50%, 6/15/26	20	20	5.625%, 10/15/25 (1)	40	38
Tempur Sealy International			DCP Midstream, Series A, VR,
5.625%, 10/15/23	32	32	7.375% (2)(3)	24	15
		199	DCP Midstream Operating
			6.75%, 9/15/37 (1)	30	25
Container 3.4%			DCP Midstream Operating
Ardagh Packaging Finance			8.125%, 8/16/30	40	40
5.25%, 8/15/27 (1)	200	197	Endeavor Energy Resources
Berry Global			5.75%, 1/30/28 (1)	24	23
5.625%, 7/15/27 (1)	5	5	EQT
Crown Cork & Seal			7.00%, 2/1/30	35	37
7.375%, 12/15/26	25	29	Exterran Energy Solutions
Mauser Packaging Solutions Holding			8.125%, 5/1/25	50	36
7.25%, 4/15/25 (1)	135	121	Hess
Pactiv			5.60%, 2/15/41	5	5
7.95%, 12/15/25	40	43	Hess
Pactiv			7.30%, 8/15/31	10	11
8.375%, 4/15/27	55	58	Hess
Reynolds Group Issuer			7.875%, 10/1/29	5	5
7.00%, 7/15/24 (1)	95	96	Jagged Peak Energy
			5.875%, 5/1/26	46	45
			Magnolia Oil & Gas Operating
			6.00%, 8/1/26 (1)	60	55
			Matador Resources
			5.875%, 9/15/26	132	98

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Nabors Industries			AMC Entertainment Holdings
7.25%, 1/15/26 (1)	10	6	6.125%, 5/15/27	10	2
Nabors Industries			Cedar Fair
7.50%, 1/15/28 (1)	85	47	5.25%, 7/15/29 (1)	10	9
NGL Energy Partners			Cedar Fair
7.50%, 11/1/23	60	46	5.375%, 4/15/27	30	29
NGL Energy Partners			Cedar Fair
7.50%, 4/15/26	55	39	5.50%, 5/1/25 (1)	90	92
NuStar Logistics			Live Nation Entertainment
6.00%, 6/1/26	21	20	4.75%, 10/15/27 (1)	20	19
Petrobras Global Finance			Six Flags Theme Parks
6.75%, 6/3/50	15	15	7.00%, 7/1/25 (1)	15	16
Petrobras Global Finance			Vail Resorts
7.375%, 1/17/27	45	49	6.25%, 5/15/25 (1)	25	26
Range Resources					194
9.25%, 2/1/26 (1)	25	23
Seven Generations Energy
5.375%, 9/30/25 (1)	155	128	Financial 5.4%
Seven Generations Energy			Acrisure
6.75%, 5/1/23 (1)	30	29	7.00%, 11/15/25 (1)	27	26
Summit Midstream Partners, Series			Acrisure
A, VR,			8.125%, 2/15/24 (1)	40	42
9.50% (2)(3)	10	1	Acrisure
Tallgrass Energy Partners			10.125%, 8/1/26 (1)	15	16
5.50%, 9/15/24 (1)	20	19	Alliant Holdings Intermediate
Tallgrass Energy Partners			6.75%, 10/15/27 (1)	15	15
5.50%, 1/15/28 (1)	110	99	AmWINS Group
Tallgrass Energy Partners			7.75%, 7/1/26 (1)	105	112
6.00%, 3/1/27 (1)	20	18	Avolon Holdings Funding
Targa Resources Partners			5.125%, 10/1/23 (1)	30	25
5.375%, 2/1/27	5	5	Avolon Holdings Funding
Targa Resources Partners			5.50%, 1/15/23 (1)	35	31
5.50%, 3/1/30 (1)	70	69	Cabot Financial Luxembourg
Targa Resources Partners			7.50%, 10/1/23 (GBP)	100	118
5.875%, 4/15/26	5	5	Cargo Aircraft Management
Targa Resources Partners			4.75%, 2/1/28 (1)	10	10
6.50%, 7/15/27	12	12	CIT Group
Targa Resources Partners			4.125%, 3/9/21	5	5
6.875%, 1/15/29	72	77	CIT Group
Transocean Guardian			5.25%, 3/7/25	15	15
5.875%, 1/15/24 (1)	17	15	CIT Group
USA Compression Partners			6.125%, 3/9/28	15	15
6.875%, 4/1/26	20	19	DAE Funding
USA Compression Partners			4.50%, 8/1/22 (1)	20	18
6.875%, 9/1/27	15	14	DAE Funding
		1,836	5.00%, 8/1/24 (1)	48	40
			DAE Funding
			5.25%, 11/15/21 (1)	30	28
Entertainment & Leisure 0.9%			GTCR AP Finance
AMC Entertainment Holdings			8.00%, 5/15/27 (1)	27	27
5.875%, 11/15/26	3	1

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

HUB International			Lamb Weston Holdings
7.00%, 5/1/26 (1)	60	62	4.875%, 5/15/28 (1)	10	10
Icahn Enterprises			Post Holdings
6.25%, 5/15/26	111	112	5.625%, 1/15/28 (1)	80	84
LPL Holdings			Post Holdings
5.75%, 9/15/25 (1)	44	46	5.75%, 3/1/27 (1)	20	21
Navient			Sigma Holdco
5.00%, 3/15/27	25	21	5.75%, 5/15/26 (EUR)	190	206
Navient					630
6.125%, 3/25/24	57	54
Navient
6.75%, 6/25/25	7	7	Gaming 4.9%
Navient			Boyd Gaming
6.75%, 6/15/26	68	63	6.00%, 8/15/26	25	24
Navient			Boyd Gaming
7.25%, 1/25/22	14	14	8.625%, 6/1/25 (1)	15	16
Navient			Caesars Resort Collection
7.25%, 9/25/23	27	26	5.25%, 10/15/25 (1)	22	20
Park Aerospace Holdings			Cirsa Finance International
5.25%, 8/15/22 (1)	15	13	7.875%, 12/20/23 (1)	200	184
Quicken Loans			Eldorado Resorts
5.25%, 1/15/28 (1)	60	60	6.00%, 9/15/26	56	59
Quicken Loans			International Game Technology
5.75%, 5/1/25 (1)	30	31	6.25%, 2/15/22 (1)	200	204
Springleaf Finance			Las Vegas Sands
6.125%, 3/15/24	13	13	3.20%, 8/8/24	12	12
Springleaf Finance			MGM Growth Properties Operating
6.625%, 1/15/28	75	72	Partnership
Springleaf Finance			5.625%, 5/1/24	50	52
6.875%, 3/15/25	35	35	MGM Growth Properties Operating
Springleaf Finance			Partnership
7.125%, 3/15/26	10	10	5.75%, 2/1/27	15	16
Springleaf Finance			MGM Resorts International
8.875%, 6/1/25	25	26	6.00%, 3/15/23	25	25
		1,208	Scientific Games International
			7.00%, 5/15/28 (1)	15	13
			Scientific Games International
Food 2.8%			7.25%, 11/15/29 (1)	15	13
B&G Foods			Scientific Games International
5.25%, 4/1/25	57	59	8.25%, 3/15/26 (1)	185	169
B&G Foods			Stars Group Holdings
5.25%, 9/15/27	20	20	7.00%, 7/15/26 (1)	50	53
Chobani			VICI Properties
7.50%, 4/15/25 (1)	105	105	4.125%, 8/15/30 (1)	115	111
Darling Ingredients			VICI Properties
5.25%, 4/15/27 (1)	70	73	4.625%, 12/1/29 (1)	20	20
Kraft Heinz Foods			Wynn Las Vegas
6.875%, 1/26/39	23	28	5.25%, 5/15/27 (1)	37	34
Kraft Heinz Foods
7.125%, 8/1/39 (1)	20	24

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Wynn Resorts Finance			LifePoint Health
5.125%, 10/1/29 (1)	80	77	6.75%, 4/15/25 (1)	32	34
		1,102	Molina Healthcare
			4.375%, 6/15/28 (1)	40	41
			Molina Healthcare
Health Care 8.5%			5.375%, 11/15/22	2	2
Avantor			MPT Operating Partnership
6.00%, 10/1/24 (1)	35	37	6.375%, 3/1/24	25	26
Avantor			Ortho-Clinical Diagnostics
9.00%, 10/1/25 (1)	200	216	6.625%, 5/15/22 (1)	4	4
Bausch Health			Ortho-Clinical Diagnostics
5.50%, 11/1/25 (1)	20	21	7.25%, 2/1/28 (1)	5	5
Bausch Health			Ortho-Clinical Diagnostics
7.00%, 3/15/24 (1)	90	93	7.375%, 6/1/25 (1)	12	12
Bausch Health			RegionalCare Hospital Partners
7.00%, 1/15/28 (1)	2	2	Holdings
Bausch Health			9.75%, 12/1/26 (1)	200	216
7.25%, 5/30/29 (1)	145	156	Select Medical
Bausch Health			6.25%, 8/15/26 (1)	20	21
9.00%, 12/15/25 (1)	50	55	Synlab Unsecured Bondco
Bausch Health Americas			8.25%, 7/1/23 (EUR)	100	114
8.50%, 1/31/27 (1)	60	65	Teleflex
Bausch Health Americas			4.25%, 6/1/28 (1)	15	16
9.25%, 4/1/26 (1)	65	72	Tenet Healthcare
Catalent Pharma Solutions			4.875%, 1/1/26 (1)	50	51
5.00%, 7/15/27 (1)	5	5	Tenet Healthcare
Centene			6.875%, 11/15/31	80	74
4.25%, 12/15/27	25	26	Tenet Healthcare
Centene			7.50%, 4/1/25 (1)	42	46
4.625%, 12/15/29	37	40	Tenet Healthcare
Centene			8.125%, 4/1/22	30	32
5.375%, 8/15/26 (1)	15	16	Teva Pharmaceutical Finance
Change Healthcare Holdings			Netherlands III
5.75%, 3/1/25 (1)	55	55	2.80%, 7/21/23	190	179
DaVita					1,914
5.00%, 5/1/25	50	51
Envision Healthcare
8.75%, 10/15/26 (1)	25	11	Industrial Other 0.0%
HCA			Hillenbrand
5.375%, 2/1/25	45	49	4.50%, 9/15/26	2	2
HCA					2
5.625%, 9/1/28	10	12

HCA			Information Technology 2.8%
5.875%, 2/15/26	20	22
HCA			Banff Merger Sub
5.875%, 2/1/29	15	17	9.75%, 9/1/26 (1)	19	19
Jaguar Holding II			Boxer Parent
4.625%, 6/15/25 (1)	10	10	7.125%, 10/2/25 (1)	20	21
Jaguar Holding II			Boxer Parent
5.00%, 6/15/28 (1)	10	10	9.125%, 3/1/26 (1)	10	10
			CDK Global
			5.875%, 6/15/26	2	2
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

CommScope			Ryman Hospitality Properties
8.25%, 3/1/27 (1)	20	21	4.75%, 10/15/27 (1)	35	30
Go Daddy Operating					222
5.25%, 12/1/27 (1)	20	21
Microchip Technology
4.25%, 9/1/25 (1)	30	30	Manufacturing 0.3%
Qorvo			Colfax
5.50%, 7/15/26	25	26	6.00%, 2/15/24 (1)	10	11
Refinitiv U.S. Holdings			Colfax
6.25%, 5/15/26 (1)	50	54	6.375%, 2/15/26 (1)	25	26
Refinitiv U.S. Holdings			Welbilt
8.25%, 11/15/26 (1)	95	104	9.50%, 2/15/24	35	31
Solera					68
10.50%, 3/1/24 (1)	115	117
SS&C Technologies			Metals & Mining 5.6%
5.50%, 9/30/27 (1)	75	79	ArcelorMittal
Uber Technologies			7.00%, 3/1/41	2	2
7.50%, 11/1/23 (1)	10	10	Arconic
Uber Technologies			6.00%, 5/15/25 (1)	20	21
7.50%, 5/15/25 (1)	20	20	Arconic
Uber Technologies			6.125%, 2/15/28 (1)	53	52
7.50%, 9/15/27 (1)	90	92	Big River Steel
		626	7.25%, 9/1/25 (1)	31	28
			Cleveland-Cliffs
Lodging 1.0%			9.875%, 10/17/25 (1)	31	32
Hilton Domestic Operating			Constellium
5.375%, 5/1/25 (1)	10	10	6.625%, 3/1/25 (1)	250	255
Hilton Domestic Operating			FMG Resources
5.75%, 5/1/28 (1)	15	15	5.125%, 3/15/23 (1)	20	21
Hilton Worldwide Finance			FMG Resources
4.875%, 4/1/27	27	27	5.125%, 5/15/24 (1)	95	99
Marriott International			Freeport-McMoRan
4.625%, 6/15/30	10	10	5.00%, 9/1/27	25	25
Marriott International			Freeport-McMoRan
5.75%, 5/1/25	20	21	5.25%, 9/1/29	95	98
Marriott Ownership Resorts			Freeport-McMoRan
6.125%, 9/15/25 (1)	30	31	5.40%, 11/14/34	64	63
Marriott Ownership Resorts			Freeport-McMoRan
6.50%, 9/15/26	30	30	5.45%, 3/15/43	80	79
Park Intermediate Holdings			Hecla Mining
7.50%, 6/1/25 (1)	20	21	7.25%, 2/15/28	65	66
RHP Hotel Properties			Hudbay Minerals
5.00%, 4/15/23	30	27	7.25%, 1/15/23 (1)	25	24
			Hudbay Minerals
			7.625%, 1/15/25 (1)	158	144
			Joseph T. Ryerson & Son
			11.00%, 5/15/22 (1)	51	50
			New Gold
			6.375%, 5/15/25 (1)	48	47

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Novelis			Yum! Brands
4.75%, 1/30/30 (1)	100	95	7.75%, 4/1/25 (1)	30	33
Steel Dynamics					140
5.00%, 12/15/26	15	15
Steel Dynamics
5.50%, 10/1/24	9	9	Retail 0.1%
Zekelman Industries			L Brands
9.875%, 6/15/23 (1)	30	30	6.694%, 1/15/27	4	3
		1,255	L Brands
			7.50%, 6/15/29	10	9
					12
Other Telecommunications 0.9%
Equinix
5.375%, 5/15/27	30	32	Satellites 2.3%
Level 3 Financing			Hughes Satellite Systems
4.625%, 9/15/27 (1)	90	92	6.625%, 8/1/26	130	136
Level 3 Financing			Hughes Satellite Systems
5.25%, 3/15/26	25	26	7.625%, 6/15/21	6	6
Zayo Group Holdings			Intelsat Jackson Holdings
4.00%, 3/1/27 (1)	20	20	9.50%, 9/30/22 (1)	180	201
Zayo Group Holdings			Telesat Canada
6.125%, 3/1/28 (1)	25	24	6.50%, 10/15/27 (1)	89	87
		194	ViaSat
			5.625%, 4/15/27 (1)	80	81
					511
Petroleum 0.5%
Occidental Petroleum
3.125%, 2/15/22	2	2	Services 5.4%
Occidental Petroleum			Allied Universal Holdco
4.10%, 2/1/21	55	54	6.625%, 7/15/26 (1)	65	68
Occidental Petroleum			Allied Universal Holdco
7.95%, 6/15/39	65	51	9.75%, 7/15/27 (1)	90	96
		107	Aramark Services
			6.375%, 5/1/25 (1)	34	35
			Ascend Learning
Restaurants 0.6%			6.875%, 8/1/25 (1)	32	32
1011778 BC ULC			CDW
5.75%, 4/15/25 (1)	10	11	4.125%, 5/1/25	35	36
Brinker International			CDW
3.875%, 5/15/23	2	2	4.25%, 4/1/28	25	25
Yum! Brands			Expedia Group
4.75%, 1/15/30 (1)	5	5	6.25%, 5/1/25 (1)	40	43
Yum! Brands			Expedia Group
5.35%, 11/1/43	54	52	7.00%, 5/1/25 (1)	30	32
Yum! Brands			Fair Isaac
6.875%, 11/15/37	35	37	5.25%, 5/15/26 (1)	29	31
			GFL Environmental
			7.00%, 6/1/26 (1)	21	22
			GFL Environmental
			8.50%, 5/1/27 (1)	66	73
			H&E Equipment Services
			5.625%, 9/1/25	55	54
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

HD Supply			New Albertsons
5.375%, 10/15/26 (1)	30	31	8.00%, 5/1/31	29	31
Laureate Education					314
8.25%, 5/1/25 (1)	115	121
MSCI
3.625%, 9/1/30 (1)	10	10	Utilities 5.3%
MSCI			AES
4.00%, 11/15/29 (1)	20	21	5.125%, 9/1/27	30	32
Performance Food Group			AES
5.50%, 10/15/27 (1)	80	78	6.00%, 5/15/26	60	63
Presidio Holdings			Calpine
4.875%, 2/1/27 (1)	80	78	5.125%, 3/15/28 (1)	145	147
Presidio Holdings			Clearway Energy Operating
8.25%, 2/1/28 (1)	45	44	5.75%, 10/15/25	87	91
Prime Security Services Borrower			NextEra Energy Operating Partners
5.25%, 4/15/24 (1)	25	26	4.25%, 7/15/24 (1)	25	26
Prime Security Services Borrower			NextEra Energy Operating Partners
5.75%, 4/15/26 (1)	20	21	4.25%, 9/15/24 (1)	30	31
Prime Security Services Borrower			NextEra Energy Operating Partners
6.25%, 1/15/28 (1)	25	24	4.50%, 9/15/27 (1)	24	25
Sabre GLBL			NiSource, VR,
9.25%, 4/15/25 (1)	17	18	5.65% (2)(3)	24	23
ServiceMaster			NRG Energy
5.125%, 11/15/24 (1)	21	21	5.25%, 6/15/29 (1)	75	82
United Rentals North America			NRG Energy
6.50%, 12/15/26	23	25	6.625%, 1/15/27	50	53
WW International			NRG Energy
8.625%, 12/1/25 (1)	135	141	7.25%, 5/15/26	122	131
		1,206	Pacific Gas & Electric
			4.75%, 2/15/44 (4)(5)	35	38
			Pacific Gas & Electric
Supermarkets 1.4%			5.80%, 3/1/37 (4)(5)	25	28
New Albertsons			Pacific Gas & Electric
3.50%, 2/15/23 (1)	20	20	6.05%, 3/1/34 (4)(5)	180	205
New Albertsons			Pacific Gas & Electric
4.875%, 2/15/30 (1)	25	26	6.25%, 3/1/39 (4)(5)	15	17
New Albertsons			Pacific Gas & Electric
5.875%, 2/15/28 (1)	125	134	6.35%, 2/15/38 (4)(5)	5	6
New Albertsons			Terraform Global Operating
6.625%, 6/15/24	35	36	6.125%, 3/1/26 (1)	113	111
New Albertsons			Vistra Energy
7.45%, 8/1/29	27	28	8.125%, 1/30/26 (1)	25	26
New Albertsons			Vistra Operations
7.50%, 3/15/26 (1)	35	39	5.00%, 7/31/27 (1)	22	23

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Vistra Operations			CONVERTIBLE PREFERRED STOCKS 2.2%
5.50%, 9/1/26 (1)	30	32
		1,190	Energy 1.1%

			Targa Resources, Series A, 9.50%,
Wireless Communications 1.6%			Acquisition Date: 10/30/17-
SBA Communications			3/12/20, Cost $263 (3)(6)	—	251
3.875%, 2/15/27 (1)	30	30			251
Sprint
7.125%, 6/15/24	121	137	Health Care 0.3%
Sprint Capital
6.875%, 11/15/28	46	57	Avantor, Series A
Sprint Communications			6.25%, 5/15/22	1	58
11.50%, 11/15/21	60	67			58
T-Mobile USA
6.50%, 1/15/26	60	63	Manufacturing 0.3%
		354
			Danaher, Series B
			5.00%, 4/15/23	—	61
Total Corporate Bonds					61
(Cost $20,822)		20,489

CONVERTIBLE BONDS 0.0%			Utilities 0.5%
			American Electric Power
Energy 0.0%			6.125%, 3/15/22	1	71
Cheniere Energy			NextEra Energy
4.25%, 3/15/45	16	10	5.279%, 3/1/23	1	50
					121

Total Convertible Bonds
(Cost $10)		10	Total Convertible Preferred Stocks
			(Cost $489)		491

COMMON STOCKS 0.0%
			SHORT-TERM INVESTMENTS 7.0%
Media & Communications 0.0%
			Money Market Funds 7.0%
iHeartMedia, Class A (5)	1	8
			T. Rowe Price Government Reserve
			Fund, 0.16% (7)(8)	1,567	1,567
Total Common Stocks
(Cost $17)		8
			Total Short-Term Investments
			(Cost $1,567)		1,567

			Total Investments in Securities 100.5%

			(Cost $22,905)		$22,565
			Other Assets Less Liabilities (0.5)%		(120)
			Net Assets 100%		$22,445

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

‡	Par/Shares and Notional Amount are denominated in U. S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $13,869 and represents 61.8% of net assets.
(2)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread is provided if the rate is currently floating.
(3)	Perpetual security with no stated maturity date.
(4)	Security is in default or has failed to make a scheduled interest and/or principal payment.
(5)	Non-income producing
(6)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security") . Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $251 and represents 1.1% of net assets.
(7)	Seven-day yield
(8)	Affiliated Companies
EUR	Euro
GBP	British Pound
USD	U. S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

(Amounts In 000s, except Market Price)
SWAPS (0.0)%
Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)**	$ Gain/(Loss)
BILATERAL SWAPS (0.0)%

Credit Default Swaps, Protection Sold (0.0)%
Barclays Bank, Protection Sold (Relevant Credit: Tesla, 5.30%, 8/15/25,
$100.00*) Receive 1.00% Quarterly, Pay upon credit default, 6/20/21	35	—	—	—
Total Bilateral Credit Default Swaps, Protection Sold			—	—

Total Bilateral Swaps			—	—

*Market Price at May 31, 2020.

** Includes interest purchased or sold but not yet collected of less than $1,000.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

					Unrealized
Counterparty	Settlement		Receive	Deliver	Gain/(Loss)
Goldman Sachs	8/21/20	USD	182 EUR	167	$ (4)
JPMorgan Chase	7/24/20	USD	24 GBP	19	—
Morgan Stanley	8/21/20	USD	181 EUR	167	(5)
State Street	7/24/20	USD	419 GBP	338	3
State Street	8/21/20	USD	156 EUR	144	(4)

Net unrealized gain (loss) on open forward currency
exchange contracts					$(10)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended May 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government Reserve Fund	$	—#	$—	$1+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	2/29/20	Cost	Cost	5/31/20
T. Rowe Price Government Reserve Fund	$341	¤	¤	$1,567^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
+	Investment income comprised $1 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $1,567.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price High Yield Multi-Sector Account Portfolio (the fund) is registered under the Investment Company Act of
1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC
Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$ 20,499	$ —	$ 20,499
Common Stocks	8	—	—	8
Convertible Preferred Stocks	—	491	—	491
Short-Term Investments	1,567	—	—	1,567
Total Securities	1,575	20,990	—	22,565
Forward Currency Exchange Contracts	—	3	—	3
Total	$1,575	$ 20,993	$ —	$ 22,568
Liabilities
Swaps	$—	$ —	$ —	$ —
Forward Currency Exchange Contracts	—	13	—	13
Total	$—	$ 13	$ —	$ 13

[1] Includes Corporate Bonds, Convertible Bonds.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended May 31, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any.

($000s)	Beginning	Gain (Loss)		Ending
	Balance	During	Total	Balance
	3/1/20	Period	Sales	5/31/20
Investment in Securities
Common Stocks	$1	$–	$(1)	$–
Bank Loans	54	1	(55)	–

Total	$55	$1	$(56)	$–